Acquisition and Disposition Activity - Schedule of Branch Closure Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Employee termination	$ 299	$ 477
Accelerated depreciation	1,033	576
Contract termination	659	20
Impairment	4,941	2,743
Total	$ 6,932	$ 3,816